Significant Accounting Policies (Details) - Schedule of Diluted Earnings (Loss) per Ordinary Share - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SPAC Warrants [Member]
Schedule of Diluted Earnings (Loss) per Ordinary Share [Line Items]
Antidilutive Securities shares	17,795,000	17,795,000	17,795,000
August 2020 PIPE Warrants [Member]
Schedule of Diluted Earnings (Loss) per Ordinary Share [Line Items]
Antidilutive Securities shares	729,167	729,167	1,500,000
December 2020 Convertible Debenture [Member]
Schedule of Diluted Earnings (Loss) per Ordinary Share [Line Items]
Antidilutive Securities shares			800,000
December 2020 Warrants [Member]
Schedule of Diluted Earnings (Loss) per Ordinary Share [Line Items]
Antidilutive Securities shares			13,700,000
January 2021 Call Options [Member]
Schedule of Diluted Earnings (Loss) per Ordinary Share [Line Items]
Antidilutive Securities shares		4,000,000	6,000,000
Series A Convertible Preferred Shares [Member]
Schedule of Diluted Earnings (Loss) per Ordinary Share [Line Items]
Antidilutive Securities shares			2,333,333
February 2021 Warrants [Member]
Schedule of Diluted Earnings (Loss) per Ordinary Share [Line Items]
Antidilutive Securities shares	2,269,473,600	38,800,000	26,666,667
Series B Convertible Preferred Shares [Member]
Schedule of Diluted Earnings (Loss) per Ordinary Share [Line Items]
Antidilutive Securities shares			3,615,584
December 2021 Warrants [Member]
Schedule of Diluted Earnings (Loss) per Ordinary Share [Line Items]
Antidilutive Securities shares	150,375,950	2,285,715	2,285,715
August 2022 and December 2022 Convertible Debentures [Member]
Schedule of Diluted Earnings (Loss) per Ordinary Share [Line Items]
Antidilutive Securities shares		5,200,000
September 2023 Convertible Debenture [Member]
Schedule of Diluted Earnings (Loss) per Ordinary Share [Line Items]
Antidilutive Securities shares	2,000,000
Series H Warrants [Member]
Schedule of Diluted Earnings (Loss) per Ordinary Share [Line Items]
Antidilutive Securities shares	657,900